PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Total	$ 166	$ 249	$ 176
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	83	74	99
Past service cost - Plan amendments	(44)	9	5
Past service cost - Curtailments	(1)	(6)	(26)
Past service cost - Settlements	(4)
Net interest cost (income) on net DB liability (asset)	77	82	52
Total	111	159	130
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	16	14	24
Past service cost - Plan amendments	0	0	9
Past service cost - Curtailments	0	0	0
Past service cost - Settlements	0
Net interest cost (income) on net DB liability (asset)	2	0	7
Total	18	14	40
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	0	0
Past service cost - Plan amendments	0	0	0
Past service cost - Curtailments	0	0	0
Past service cost - Settlements	0
Net interest cost (income) on net DB liability (asset)	7	4	5
Total	7	4	5
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	55	48	63
Past service cost - Plan amendments	(44)	3	(4)
Past service cost - Curtailments	(1)	(6)	(26)
Past service cost - Settlements	(4)
Net interest cost (income) on net DB liability (asset)	42	44	18
Total	48	89	51
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	12	12	12
Past service cost - Plan amendments	0	6	0
Past service cost - Curtailments	0	0	0
Past service cost - Settlements	0
Net interest cost (income) on net DB liability (asset)	26	34	22
Total	$ 38	$ 52	$ 34